UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - CIK 0001853314 Gesher I Acquisition Corp - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 486,649	$ (169,564)	$ (14,946)	$ (2,995,719)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(978,382)	(2,462)		(673,042)
Changes in current assets and liabilities:
Prepaid assets	64,339	(401,274)		(238,002)
Due to related party	30,000	25,000		115,000
Accrued offering costs and expenses	117,557	8,617		1,723,271
Net cash used in operating activities	(279,837)	(539,683)		(2,113,042)
Cash Flows from Investing Activities:
Principal deposited in Trust Account		(116,150,000)		(116,150,000)
Net cash used in investing activities		(116,150,000)		(116,150,000)
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of costs		112,655,450		112,700,000
Proceeds from private placement		5,000,000		5,000,000
Proceeds from issuance of Working Capital Loans	156,000			1,264,945
Payment of promissory note to related party		(182,127)		(182,127)
Payment of deferred offering costs		(336,757)		(336,757)
Net cash provided by financing activities	156,000	117,136,566		118,446,061
Net Change in Cash	(123,837)	446,883		183,019
Cash - Beginning	183,019
Cash - Ending	59,182	446,883		183,019
Non-cash investing and financing activities:
Deferred underwriting commissions payable charged to additional paid in capital		4,025,000		4,025,000
Deferred offering costs paid by Sponsor loan		6,300	167,708	6,300
Re-measurement of Class A ordinary share subject to possible redemption	$ 978,382			673,042
Incentives to anchor investors and forward purchasers		$ 4,073,565		$ 4,073,565